Cash-settled share-based payment provision (Tables)	12 Months Ended
Jun. 30, 2018
Cash-settled share-based payment provision
Schedule for cash-settled share-based payment provisions

	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm

During the year, the following share-based payment expenses were recognised in the income statement relating to cash-settled arrangements (refer to note 35 for the equity-settled share-based payment disclosure):

Share-based payment expense – movement in long-term provisions
Sasol Share Appreciation Rights Scheme	655	(342)	(180)
Share Appreciation Rights with no corporate performance targets (no-CPTs)	117	(110)	50
Share Appreciation Rights with corporate performance targets (CPTs)	538	(232)	(230)
Sasol Long-term Incentive Scheme(1)	—	105	551

	655	(237)	371

(1) On 25 November 2016, the cash-settled LTI scheme was converted to an equity-settled share-based payment scheme.

Schedule of total rights/ units granted
	2018	2017
Total rights granted	Number	Number
Share Appreciation Rights	7 118 321	11 401 116

Schedule of the effect of share based payment arrangements to the financial position

	2018			2017
	SARs with	SARs with		SARs with	SARs with
	no CPTs	CPTs	Total	no CPTs	CPTs	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Per statement of financial position	98	1 003	1 101	153	732	885
Total intrinsic value of rights vested, but not yet exercised	98	987	1 085	122	181	303

Schedule of assumptions used to calculate cash-settled share-based payment expense

		2018		2017
		SARs with	SARs	SARs with	SARs
		no CPTs	with CPTs	no CPTs	with CPTs
Model		Binomial tree	Binomial tree	Binomial tree	Binomial tree
Risk-free interest rate	(%)	6,88 - 7,09	6,88 - 7,63	7,03 - 8,75	7,03 - 8,75
Expected volatility	(%)	28,61	27,16	20,86	24,45
Expected dividend yield	(%)	3,58	3,51	3,42	3,42
Expected forfeiture rate	(%)	*	5,00	*	9,00
Vesting period – SARs issued between 2009 – 2011		2,4,6 years	2,4,6 years	2,4,6 years	2,4,6 years
Vesting period – SARs issued between 2012 – 2014		—	3,4,5 years	—	3,4,5 years

* All SARs with no CPTs have vested and therefore no forfeiture is applied.